Income Tax Expense - Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate (Parentheticals) (Details)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliation Between Tax Expense and the Product of Accounting Profits Multiplied by Cambodia Income Tax Rate [Abstract]
Tax calculated at tax rate	20.00%	20.00%